Goodwill - Details of and movement in goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Goodwill at beginning of the year	€ 7,403	€ 6,802
Business Combination	244	233
Impairment	(10)	(9)
Disposals		(11)
Translation differences	(804)	388
Goodwill at end of the year	6,833	7,403
Grifols UK.Ltd. (UK)
Goodwill
Goodwill at beginning of the year	8	8
Goodwill at end of the year	8	8
Grifols Italia.S.p.A. (Italy)
Goodwill
Goodwill at beginning of the year	6	6
Goodwill at end of the year	6	6
Biomat USA, Inc.(USA)
Goodwill
Goodwill at beginning of the year	912	869
Disposals		(11)
Translation differences	(106)	54
Goodwill at end of the year	806	912
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)
Goodwill
Goodwill at beginning of the year	10	10
Goodwill at end of the year	10	10
Grifols Therapeutics, Inc. (USA)
Goodwill
Goodwill at beginning of the year	2,139	2,011
Translation differences	(248)	128
Goodwill at end of the year	1,891	2,139
Progenika
Goodwill
Goodwill at beginning of the year	41	41
Goodwill at end of the year	41	41
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)
Goodwill
Goodwill at beginning of the year	2,795	2,629
Translation differences	(321)	166
Goodwill at end of the year	2,474	2,795
Kiro Grifols S.L. (Spain)
Goodwill
Goodwill at beginning of the year	15	24
Impairment		(9)
Goodwill at end of the year	15	15
Haema, AG. (Germany)
Goodwill
Goodwill at beginning of the year	190	190
Goodwill at end of the year	190	190
BPC Plasma, Inc. (USA)
Goodwill
Goodwill at beginning of the year	165	155
Translation differences	(19)	10
Goodwill at end of the year	146	165
Plasmavita Healthcare GmbH (Germany)
Goodwill
Goodwill at beginning of the year	10	10
Goodwill at end of the year	10	10
Alkahest, Inc (USA)
Goodwill
Goodwill at beginning of the year	85	80
Impairment	(10)
Translation differences	(10)	5
Goodwill at end of the year	65	85
Grifols Canada Therapeutics, Inc (Canada)
Goodwill
Goodwill at beginning of the year	150	153
Translation differences	(11)	(3)
Goodwill at end of the year	139	150
GigaGen, Inc (USA)
Goodwill
Goodwill at beginning of the year	123	115
Translation differences	(14)	8
Goodwill at end of the year	109	123
Haema Plasma Kft. (Hungary)
Goodwill
Goodwill at beginning of the year	13	14
Translation differences	1	(1)
Goodwill at end of the year	14	13
Grifols Biotest Holdings GmbH / Biotest AG (Germany)
Goodwill
Goodwill at beginning of the year	304	304
Goodwill at end of the year	304	304
Grifols Canada Plasma, Inc.
Goodwill
Goodwill at beginning of the year	10	10
Translation differences	(1)
Goodwill at end of the year	9	10
Grifols Bio Supplies Inc (USA)
Goodwill
Goodwill at beginning of the year	184	173
Translation differences	(21)	11
Goodwill at end of the year	163	184
Biomat Holdings LLC (USA)
Goodwill
Goodwill at beginning of the year	243
Business Combination	244	233
Translation differences	(54)	10
Goodwill at end of the year	€ 433	€ 243